Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Private Placement [Member] | Environmental Impact Acquisition Corp [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	3,272,500
Transfers to Level1	0
Change in valuation inputs or other assumptions	(385,000)
Fair value	2,887,500
Public [Member] | Environmental Impact Acquisition Corp [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	11,902,500
Transfers to Level1	(9,004,500)
Change in valuation inputs or other assumptions	(2,898,000)
Fair value
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value	125,000	$ 103,000	103,000	$ 108,000
Issuance of warrant	138,000
Change in fair value	1,343,000	8,000	22,000	(5,000)
Fair value	1,606,000	$ 111,000	125,000	$ 103,000
Warrant Liabilities [Member] | Environmental Impact Acquisition Corp [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	15,175,000
Transfers to Level1	(9,004,500)
Change in valuation inputs or other assumptions	(3,283,000)
Fair value	$ 2,887,500